Schedule of Investments (unaudited) October 31, 2020	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 21.5%
iShares Core S&P 500 ETF(a)	766,264	$251,043,411
iShares Core S&P Mid-Cap ETF(a)	78,123	14,801,965
iShares Core S&P Small-Cap ETF(a)	83,006	5,978,092

		271,823,468

Domestic Fixed Income — 52.0%
iShares Core Total USD Bond Market ETF(a)(b)	12,174,180	658,136,171

International Equity — 17.2%
iShares Core MSCI Emerging Markets ETF(a)	1,080,417	57,769,897
iShares Core MSCI International Developed Markets ETF(a)	3,066,198	159,902,226

		217,672,123

International Fixed Income — 9.2%
iShares Core International Aggregate Bond ETF(a)(b)	2,086,576	116,618,733

Total Investment Companies — 99.9% (Cost: $1,204,054,429)		1,264,250,495

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(a)(c)(d)	13,800,565	13,810,225

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(c)	2,636,000	$2,636,000

		16,446,225

Total Short-Term Investments — 1.3% (Cost: $16,447,606)		16,446,225

Total Investments in Securities — 101.2% (Cost: $1,220,502,035)		1,280,696,720

Other Assets, Less Liabilities — (1.2)%		(15,572,379)

Net Assets — 100.0%		$1,265,124,341

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	07/31/20	at Cost		from Sales		Gain (Loss)	(Depreciation)	10/31/20	10/31/20	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,535,329	$11,279,147	(a)	$—		$1,939	$(6,190)	$13,810,225	13,800,565	$8,192	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,116,000	—		(7,480,000	)(a)	—	—	2,636,000	2,636,000	1,240		—
iShares Core International Aggregate Bond ETF	104,148,082	14,364,576		(1,931,707)		117,023	(79,241)	116,618,733	2,086,576	473,851		—
iShares Core MSCI Emerging Markets ETF	61,246,306	4,268,242		(9,847,284)		502,546	1,600,087	57,769,897	1,080,417	—		—
iShares Core MSCI International Developed Markets ETF	181,095,877	12,849,228		(32,801,682)		(2,777,522)	1,536,325	159,902,226	3,066,198	—		—
iShares Core S&P 500 ETF	268,907,468	18,857,918		(36,135,674)		6,023,128	(6,609,429)	251,043,411	766,264	1,269,325		—
iShares Core S&P Mid-Cap ETF	13,414,477	4,652,980		(3,403,823)		(7,152)	145,483	14,801,965	78,123	77,094		—
iShares Core S&P Small-Cap ETF	2,205,445	5,449,683		(1,461,298)		(51,641)	(164,097)	5,978,092	83,006	28,747		—
iShares Core Total USD Bond Market ETF	598,093,400	83,066,539		(11,603,240)		570,120	(11,990,648)	658,136,171	12,174,180	3,664,838		—

						$4,378,441	$(15,567,710)	$1,280,696,720		$5,523,287		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Moderate Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,264,250,495	$—	$—	$1,264,250,495
Money Market Funds	16,446,225	—	—	16,446,225

	$1,280,696,720	$—	$—	$1,280,696,720

2